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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (check only one.):   [  ] is a  restatement.
                                    [  ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:       New Frontier Capital, L.P.
Address:    919 Third Avenue, 6th Floor
            New York, NY  10022

Form 13F File Number:  28-

The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           William L. Musser, Jr.
Title:          General Partner
Phone:          212-207-4707

Signature, Place and Date of Signing:

/s/ William L. Musser, Jr.          New York, NY            Feb. 15, 2000
[signature]                         [city, state]           [date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         32

Form 13F Information Table Value Total:         $230,113
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                     FORM 13F INFORMATION TABLE

           Column 1                Column 2    Column 3   Column 4       Column 5         Column 6   Column 7        Column 8
           Name of                 Title of                Value    Shrs or   SH/  Put/  Investment    Other     Voting Authority
            Issuer                   class      CUSIP     (x$1000)  prn amt   PRN  Call  Discretion  managers   Sole  Shared  None
AT&T Corp                       Com Lib Grp A  001957208      7211    126930 SH          SOLE                  126930
Altera Corp                     Com            021441100      4396     88700 SH          SOLE                   88700
Applied Matls Inc               Com            038222105      6220     49100 SH          SOLE                   49100
BMC Software Inc                Com            055921100      3525     44100 SH          SOLE                   44100
Citrix Sys Inc                  Com            177376100     29515    239960 SH          SOLE                  239960
Comcast Corp                    Cl A Spl       200300200      7166    141725 SH          SOLE                  141725
Dairy Mart Convenience Stores   Cl A           233860204      1022    302900 SH          SOLE                  302900
Dairy Mart Convenience Stores   Cl B           233860105        40     11500 SH          SOLE                   11500
Digital Lava Inc                Com            253928105       179     25600 SH          SOLE                   25600
Digital Lava Inc                Wt exp 021704  253928113        16      7500 SH          SOLE                    7500
E M C Corp Mass                 Com            268648102     18853    172565 SH          SOLE                  172565
Ebenx Inc                       Com            278668108       679     15000 SH          SOLE                   15000
GST Telecommunications Inc      Com            361942105       227     25000 SH          SOLE                   25000
High Speed Access Corp          Com            42979U102       176     10000 SH          SOLE                   10000
Intertan Inc                    Com            461120107      5089    194800 SH          SOLE                  194800
KLA-Tencor Corp                 Com            482480100      6997     62825 SH          SOLE                   62825
Legato Sys Inc                  Com            524651106      6913    100455 SH          SOLE                  100455
MRV Communications Inc          Com            553477100     36488    580325 SH          SOLE                  580325
Micron Technology Inc           Com            595112103      5759     74075 SH          SOLE                   74075
Micron Technology Inc           Com            595112903     13125    187500 SH    CALL  SOLE
National Info Consortium Inc    Com            636491102       514     16075 SH          SOLE                   16075
Network Assocs Inc              Com            640938106      6904    258700 SH          SOLE                  258700
Network Solutions Inc Del       Com            64121Q102      1741      8000 SH          SOLE                    8000
Nextel Communications Inc       Cl A           65332V103     11682    113280 SH          SOLE                  113280
NFront Inc                      Com            65334N109      3655    182750 SH          SOLE                  182750
Novell Inc                      Com            670006105      7166    179435 SH          SOLE                  179435
Presstek Inc                    Com            741113104      1388    100000 SH          SOLE                  100000
Progress Software Corp          Com            743312100     10289    181300 SH          SOLE                  181300
USInternetworking Inc           Com            917311805       210      3000 SH          SOLE                    3000
Vitesse Semiconductor Corp      Com            928497106      6016    114720 SH          SOLE                  114720
Winstar Communications Inc      Com            975515107     15720    208900 SH          SOLE                  208900
Worldtalk Communications Corp   Com            98155G101     11232    559870 SH          SOLE                  559870